Document and Entity Information	0 Months Ended
May 01, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 01, 2015
Registrant Name	WRIGHT MANAGED EQUITY TRUST
Central Index Key	0000703499
Amendment Flag	false
Document Creation Date	Apr. 29, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015